SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of Common Shares Issued and Outstanding
The following table sets out the number of common shares issued and outstanding as at December 31, 2025 and December 31, 2024:

	December 31, 2025
(Expressed in thousands of U.S. Dollars, except share information)	Number of shares	Par value

Common shares (par value of $0.01)	41,986,251	$420
Unvested common shares under share-based compensation plan (par value of $0.01) (note 18)	855,965	8
	42,842,216	$428

	December 31, 2024
(Expressed in thousands of U.S. Dollars, except share information)	Number of shares	Par value

Common shares (par value of $0.01)	44,117,721	$441
Unvested common shares under share-based compensation plan (par value of $0.01) (note 18)	991,215	10
	45,108,936	$451

Schedule of Movement in Treasury Shares	The table below illustrates the movement on the treasury shares during the year:

	December 31, 2025
(Expressed in thousands of U.S. Dollars, except share information)	Number of shares	Par value

Balance at the beginning of year	154,011	$3,677
Purchases	2,635,510	61,922
Cancellation	(2,788,114)	(65,564)
Balance at the end of year	1,407	$35

	December 31, 2024
(Expressed in thousands of U.S. Dollars, except share information)	Number of shares	Par value

Balance at the beginning of year	3,800	$49
Purchases	1,476,621	23,153
Cancellation	(1,326,410)	(19,525)
Balance at the end of year	154,011	$3,677